Document and Entity Information	Aug. 11, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity File Number	001-40315
Entity Registrant Name	Reneo Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2309515
Entity Address, Address Line One	18575 Jamboree Road
Entity Address, Adress Line Two	Suite 275-S
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	858
Local Phone Number	283-0280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RPHM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001637715
Amendment Flag	false